Income Tax (Details Narrative)	12 Months Ended
Dec. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 3,162,000
Operating loss carryforwards future taxable income expiration date	2016 through 2035